Organization and Business Description (Details)				12 Months Ended
	Jul. 30, 2024 USD ($) shares	Jul. 24, 2024 HKD ($) shares	Jun. 25, 2024 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Jul. 24, 2024 $ / shares shares
Organization and Business Description [Line Items]
Entity incorporation date				Jun. 25, 2024
Consideration for issued share capital (in Dollars) | $		$ 1
Number of instrument of transfers shares	26,505,000
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Sale of stock holders				50,000
Shares re-designated, par value (in Dollars per share) | $ / shares						$ 0.00001
Supreme Development (BVI) Holdings Limited [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Number of subsidiary shares proposed to surrender						4,973,495,000
Number of shares held by major shareholder						26,505,000
Skyline Builders (BVI) Holding Limited [Member]
Organization and Business Description [Line Items]
Subsidiary entity incorporation date				Jun. 27, 2024
Greet Harmony Global Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.90%
Consideration of equity interests issued (in Dollars) | $	$ 292,456
Number of instrument of transfers shares	1,298,745
Ever Glory (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.90%
Consideration of equity interests issued (in Dollars) | $	$ 292,456
Number of instrument of transfers shares	1,298,745
Tight Core Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.90%
Consideration of equity interests issued (in Dollars) | $	$ 292,456
Number of instrument of transfers shares	1,298,745
Mitsui Holding Co. Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.80%
Consideration of equity interests issued (in Dollars) | $	$ 286,488
Number of instrument of transfers shares	1,272,240
Great Sage International Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.80%
Consideration of equity interests issued (in Dollars) | $	$ 286,488
Number of instrument of transfers shares	1,272,240
Omen Wealth Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements	4.70%
Consideration of equity interests issued (in Dollars) | $	$ 280,519
Number of instrument of transfers shares	1,245,735
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Authorized share capital (in Dollars) | $			$ 50,000
Authorized share capital, ordinary shares			5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.00001
Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Sale of stock holders			5,000,000,000
Ordinary Shares [Member] | Skyline Builders (BVI) Holding Limited [Member]
Organization and Business Description [Line Items]
Number of shares acquired		7,450,000
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Authorized share capital, ordinary shares				4,000,000,000	4,950,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Number of shares acquired				400,000
Number of unissued shares re-designated						4,923,495,000
Ordinary shares, issued				15,486,491	28,230,000
Class A Ordinary Shares [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001
Ordinary shares, issued						4,923,495,000
Class A Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001
Number of shares held by major shareholder						26,505,000
Ordinary shares, issued						26,505,000
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Authorized share capital, ordinary shares				50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Number of unissued shares re-designated						50,000,000
Shares re-designated, par value (in Dollars per share) | $ / shares						$ 0.00001
Ordinary shares, issued				1,995,000	1,995,000
Class B Ordinary Shares [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001
Ordinary shares, issued						50,000,000
Class B Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Number of unissued shares re-designated						26,505,000
Shares re-designated, par value (in Dollars per share) | $ / shares						$ 0.00001
Class B Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued						1,995,000
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Owned shares	18,818,550
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Greet Harmony Global Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Ever Glory (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Tight Core Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Mitsui Holding Co. Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,272,240
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Great Sage International Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,272,240
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Omen Wealth Limited [Member]
Organization and Business Description [Line Items]
Owned shares	1,245,735
Skyline Builders Group Holding Limited [Member] | Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001
Owned shares	1,995,000